Schedule of Investments
(unaudited)
July 31, 2025
BlackRock Emerging Markets ex-China Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 9.2%
Azzas 2154 SA ............... 11,055 $ 70,086
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 36,190 157,698
ERO Copper Corp.
(a)
........... 7,907 106,998
Ez Tec Empreendimentos e
Participacoes S/A ........... 58,984 145,260
Hapvida Participacoes e Investimentos
SA
(a) (b) (c)
.................. 1 6
Lojas Renner SA .............. 83,031 240,216
Rede D'Or Sao Luiz SA
(b) (c)
....... 26,720 154,511
XP, Inc. , Class A .............. 19,430 313,600
1,188,375
Canada — 2.1%
Kinross Gold Corp. ............. 9,687 154,992
MAG Silver Corp. .............. 5,589 114,127
269,119
Hungary — 1.7%
OTP Bank Nyrt. ............... 2,683 217,715
India — 18.7%
Apollo Hospitals Enterprise Ltd. .... 1,717 146,384
Axis Bank Ltd. , GDR
(c)
.......... 881 53,439
Bharti Airtel Ltd. ............... 9,271 201,822
Godrej Properties Ltd.
(a)
......... 5,034 120,030
HDB Financial Services Ltd.
(a)
..... 7,413 64,192
HDFC Bank Ltd. .............. 14,186 325,545
HDFC Life Insurance Co. Ltd.
(b) (c)
... 26,327 226,207
ICICI Bank Ltd. ............... 13,001 218,928
ICICI Bank Ltd. , ADR ........... 2,742 92,405
KEC International Ltd. .......... 15,561 152,324
Lodha Developers Ltd.
(b) (c)
........ 8,090 113,117
Mahindra & Mahindra Ltd. ........ 6,754 246,039
Mahindra & Mahindra Ltd. , GDR
(c)
... 2,142 77,326
Reliance Industries Ltd. ......... 12,447 196,569
Varun Beverages Ltd. ........... 20,673 122,866
Vishal Mega Mart Ltd.
(a)
.......... 26,950 42,769
2,399,962
Indonesia — 1.8%
Bank Central Asia Tbk. PT ........ 174,100 87,258
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 422,200 94,544
Telkom Indonesia Persero Tbk. PT .. 251,000 44,074
225,876
Italy — 0.1%
Wizz Air Holdings plc
(a) (b) (c)
........ 798 13,184
Kazakhstan — 0.9%
Kaspi.KZ JSC , ADR
(c)
........... 1,530 120,717
Malaysia — 2.0%
CIMB Group Holdings Bhd. ....... 79,300 121,220
Malayan Banking Bhd. .......... 60,100 132,185
253,405
Mexico — 3.2%
BBB Foods, Inc. , Class A
(a)
....... 1,604 40,934
Becle SAB de CV ............. 46,905 58,752
Fomento Economico Mexicano SAB de
CV ..................... 3,746 33,818
Fomento Economico Mexicano SAB de
CV , ADR ................. 390 35,280
Grupo Aeroportuario del Centro Norte
SAB de CV ................ 7,883 104,562
Security
Shares
Shares Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV ,
Class O .................. 5,795 $ 51,644
Wal-Mart de Mexico SAB de CV .... 30,302 89,324
414,314
Philippines — 0.8%
BDO Unibank, Inc. ............. 43,580 106,384
Poland — 5.5%
Bank Polska Kasa Opieki SA ...... 2,701 146,674
InPost SA
(a)
.................. 6,597 94,751
LPP SA .................... 42 186,537
Powszechny Zaklad Ubezpieczen SA 16,852 282,456
710,418
Republic of Turkiye — 3.6%
Akbank TAS ................. 74,681 123,818
Eldorado Gold Corp.
(a)
.......... 9,715 199,158
Turkiye Garanti Bankasi A/S ...... 27,783 97,405
Yapi ve Kredi Bankasi A/S
(a)
....... 44,541 36,836
457,217
Saudi Arabia — 1.4%
Al Rajhi Bank ................ 4,491 113,236
Saudi National Bank (The) ........ 6,242 62,290
175,526
South Korea — 10.5%
Coupang, Inc. , Class A
(a)
......... 5,105 150,240
Hansol Chemical Co. Ltd. ........ 599 77,715
HD Hyundai Electric Co. Ltd. ...... 239 85,051
Kia Corp. ................... 1,882 137,707
Samsung Electronics Co. Ltd. ..... 5,577 284,226
Samsung Electronics Co. Ltd. , GDR
(b) (c)
42 52,558
Samsung SDI Co. Ltd. .......... 244 35,013
SK Hynix, Inc. ................ 1,898 367,863
SK Square Co. Ltd.
(a)
........... 1,502 161,781
1,352,154
Taiwan — 25.4%
Accton Technology Corp. ........ 13,000 383,945
Alchip Technologies Ltd. ......... 3,000 383,511
Lotes Co. Ltd. ................ 1,000 46,760
MediaTek, Inc. ................ 5,000 226,423
President Chain Store Corp. ...... 10,000 85,695
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 46,000 1,770,967
Wiwynn Corp. ................ 4,000 365,066
3,262,367
Thailand — 0.6%
Krungthai Card PCL , NVDR ....... 8,200 7,136
Siam Cement PCL (The) , NVDR .... 4,800 29,478
Thai Beverage PCL ............ 102,400 36,565
73,179
United Arab Emirates — 1.4%
Americana Restaurants International
plc ..................... 71,509 41,291
Emaar Properties PJSC ......... 32,812 135,884
177,175
United Kingdom — 0.9%
Endava plc , ADR
(a)
............. 8,839 113,139

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Emerging Markets ex-China Fund
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
United States — 0.5%
EPAM Systems, Inc.
(a)
........... 378 $ 59,614
Total Common Stocks — 90.3%
(Cost: $ 10,063,398 ) .............................. 11,589,840
Preferred Securities
Preferred Stocks — 0.8%
South Korea — 0.8%
Samsung Electronics Co. Ltd.
(Preference) ............... 2,588 106,559
Total Preferred Securities — 0.8%
(Cost: $ 95,071 ) ................................ 106,559
Total Long-Term Investments — 91 .1%
(Cost: $ 10,158,469 ) .............................. 11,696,399
Short-Term Securities
Money Market Funds — 8.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.20%
(d) (e)
.... 1,116,385 1,116,385
Total Short-Term Securities — 8 .7%
(Cost: $ 1,116,385 ) .............................. 1,116,385
Total Investments — 99.8%
(Cost: $ 11,274,854 ) .............................. 12,812,784
Other Assets Less Liabilities — 0.2% ................... 29,184
Net Assets — 100.0% .............................. $ 12,841,968
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 59,192 $ — $ (59,192)
(b)
$ (3) $ 3 $ — — $ — $ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 393,540 722,845
(b)
— — — 1,116,385 1,116,385 5,401 —
iShares MSCI Philippines ETF
(a)
34,822 — (35,996) 3,711 (2,537) — — — —
$ 3,708 $ (2,534) $ 1,116,385 $ 5,401 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Emerging Markets ex-China Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Americana Restaurants
International plc .......... HSBC Bank plc USD 63,300 02/10/28 0.95% 1D OBFR01 Monthly $ (3,698)
Axis Bank Ltd. ............. Goldman Sachs Bank USA 130,427 08/19/26 0.40% 1D FEDL01 Monthly (12,875)
Emaar Properties PJSC ...... JPMorgan Chase Bank NA 19,860 02/09/26 0.95% 1D OBFR01 Monthly 1,795
FPT Corp. ............... HSBC Bank plc 5,705 02/10/28 0.90% 1D OBFR01 Monthly (241)
FPT Corp. ............... JPMorgan Chase Bank NA 80,063 02/10/26 0.95% 1D OBFR01 Monthly (3,573)
ICICI Bank Ltd. ............ JPMorgan Chase Bank NA 70,426 02/09/26 0.40% 1D OBFR01 Monthly 209
Total long positions of equity swaps (18,383)
Net dividends and financing fees (1,013)
Total equity swap contracts including dividends and financing fees $ (19,396)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 1,188,375 $ — $ — $ 1,188,375
Canada ............................................. 269,119 — — 269,119
Hungary ............................................. — 217,715 — 217,715
India ............................................... 233,923 2,166,039 — 2,399,962
Indonesia ............................................ — 225,876 — 225,876
Italy ................................................ — 13,184 — 13,184
Kazakhstan ........................................... 120,717 — — 120,717
Malaysia ............................................. — 253,405 — 253,405
Mexico .............................................. 414,314 — — 414,314
Philippines ........................................... — 106,384 — 106,384
Poland .............................................. — 710,418 — 710,418
Republic of Turkiye ...................................... 199,158 258,059 — 457,217

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Emerging Markets ex-China Fund
5
Level 1 Level 2 Level 3 Total
Saudi Arabia .......................................... $ — $ 175,526 $ — $ 175,526
South Korea .......................................... 150,240 1,201,914 — 1,352,154
Taiwan .............................................. — 3,262,367 — 3,262,367
Thailand ............................................. — 73,179 — 73,179
United Arab Emirates .................................... — 177,175 — 177,175
United Kingdom ........................................ 113,139 — — 113,139
United States .......................................... 59,614 — — 59,614
Preferred Securities ....................................... — 106,559 — 106,559
Short-Term Securities
Money Market Funds ...................................... 1,116,385 — — 1,116,385
$ 3,864,984 $ 8,947,800 $ — $ 12,812,784
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 2,004 $ — $ 2,004
Liabilities
Equity contracts ........................................... — (21,400) — (21,400)
$ — $ (19,396) $ — $ (19,396)
(a)
Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)